Regulatory Assets and Liabilities (ROE of People Gas System Division) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory Assets			$ 1,376	$ 1,322
Regulatory Assets, Current			138	80
Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Regulatory Assets			$ 41	$ 49
Peoples Gas System Division [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.75%
Peoples Gas System Division [Member] | Environmental remediations [Member]
Public Utilities, General Disclosures [Line Items]
Reduction in annual depreciation		$ 16
Regulatory Assets					$ 32
Regulatory Assets, Current					$ 21
Depreciation	$ 5	$ 16
Peoples Gas System Division [Member] | Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.75%
Public Utilities, Approved Equity Capital Structure, Percentage	11.75%
Peoples Gas System Division [Member] | Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	9.75%
Public Utilities, Approved Equity Capital Structure, Percentage	9.25%
Peoples Gas System Division [Member] | Mid Point [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage	10.75%